Summary of Significant Accounting Policies - Schedule of Financial Assets Measured on Nonrecurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Schedule of Financial Assets Measured on Nonrecurring Basis [Line Items]
Non-marketable equity securities measured using the measurement alternative	$ 12,101	$ 7,294
Level 2 [Member]
Schedule of Financial Assets Measured on Nonrecurring Basis [Line Items]
Non-marketable equity securities measured using the measurement alternative	$ 12,101	$ 7,294